Other non-current financial liabilities - Additional Information (Detail) € in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2025 EUR (€) tranche	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Cash consideration		€ 0	€ 14,608
Acquisition of non-controlling interests			(750)
Written put options on non-controlling interests		118,560		€ 146,338
Thom Browne | Total for all subsidiaries
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Additional proportion of ownership interest in subsidiary acquired	5.00%
Cash consideration	€ 30,653
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Other reserves		€ 92,788		92,788	€ 162,066
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		8.00%
Cash consideration			€ 22,752
Group's percentage interest			92.00%
Written put options on non controlling interests, current			€ 22,752
Acquisition of non-controlling interests			€ 3,697
Written put options on non-controlling interests		€ 98,806		127,072
Thom Browne | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests	10.00%	15.00%
Additional proportion of ownership interest in subsidiary acquired			2.00%
Thom Browne | MrThom Browne | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of tranches for the right to exercise a sale option | tranche		2
Thom Browne | MrThom Browne | Written put options | Tranche One
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		5.00%
Thom Browne | MrThom Browne | Written put options | Tranche Two
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		3.00%
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests		€ 19,754		€ 19,266
Dondi | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		35.00%
Number of tranches for the right to exercise a sale option | tranche		2